Asset Retirement Obligation (Tables)	12 Months Ended
Aug. 31, 2021
Asset Retirement Obligation
Schedule of Reconciliation for asset retirement obligations

	August 31, 2021	August 31, 2020
Balance, beginning of year	$2,680	$554
(Decrease) Increase in estimate for asset retirement obligation	(133)	2,120
Accretion expense	134	6
Balance, end of year	$2,681	$2,680